INCOME TAX (Details)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Income Taxes [Line Items]
Outside areas	¥ (28,079,918)	$ (4,143,156)	¥ (14,257,066)	¥ (8,872,589)
China	(2,815,983)	(415,496)	(26,079,666)	(25,135,874)
Total	¥ (30,895,901)	$ (4,558,652)	¥ (40,336,732)	¥ (34,008,463)